Bank Borrowings (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Bank Borrowings [Abstract]
Schedule of changes in bank borrowings
	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2021	2020	2021
Beginning balance	$9,412	$26,458	$11,922	$12,184
Proceeds from bank borrowings	5,757	—	15,230	26,603
Repayments of principal	(5,696)	(3,400)	(17,590)	(15,665)
Exchange difference	321	(207)	232	(271)
Ending balance	$9,794	$22,851	$9,794	$22,851

	December 31, 2019	December 31, 2020
Beginning balance as of January 1	$66,267	$11,922
Proceeds from bank borrowings	17,735	17,308
Repayments of principal during the year	(71,674)	(17,815)
Exchange difference	(406)	769
Ending balance as of December 31	$11,922	$12,184

Including:
Current	$11,922	$12,184
Total	$11,922	$12,184

Schedule of banking facilities and aggregate carrying amount
	December 31, 2020	September 30, 2021
Buildings	$22,732	$31,479
Machinery and equipment	19,297	17,173
Land use rights	2,789	4,448
Total	$44,818	$53,100

	December 31, 2019	December 31, 2020
Buildings	$22,414	$22,732
Machinery and equipment	20,936	19,297
Land use rights	2,672	2,789
Total	$46,022	$44,818